United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       2/08/11
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 127,062
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24140108      571     9,800SH     SOLE                               9,800
Abbott Laboratories             Common Stock    002824100      608    12,700SH     SOLE                              12,700
Amazon.com                      Common Stock    023135106     7166    39,812SH     SOLE                              39,812
American Express                Common Stock    025816109     1539    35,854SH     SOLE                              35,854
American Tower                  Common Stock    029912201    18136   351,197SH     SOLE                             351,197
Anadarko Petroleum              Common Stock    032511107      883    11,600SH     SOLE                              11,600
Athenahealth Inc                Common Stock    04685W103     7304   178,225SH     SOLE                             178,225
Auto Data Processing            Common Stock    053015103      500    10,800SH     SOLE                              10,800
Berkshire Hathaway Cl A         CL A            084670108      723         6SH     SOLE                                   6
Berkshire Hathaway Cl B         CL B            084670207      236     2,950SH     SOLE                               2,950
Cigna                           Common Stock     125509109     440    12,015SH     SOLE                              12,015
Cardionet Inc                   Common Stock    14159L103      370    79,000SH     SOLE                              79,000
Chevron Texaco                  Common Stock     166764100     370     4,060SH     SOLE                               4,060
Coca Cola Company               Common Stock     191216100     573     8,708SH     SOLE                               8,708
DTS Inc                         Common Stock    23335C101     2565    52,290SH     SOLE                              52,290
Destination Maternity Co        Common Stock    25065D100     1676    44,195SH     SOLE                              44,195
Devon Energy New                Common Stock    25179M103      471     6,000SH     SOLE                               6,000
Dollar Financial Corp           Common Stock     256664103     286    10,000SH     SOLE                              10,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100      246     3,000SH     SOLE                               3,000
eBay                            Common Stock     278642103    4671   167,842SH     SOLE                             167,842
Electronic Arts                 Common Stock     285512109    1846   112,694SH     SOLE                             112,694
Esco Technologies               Common Stock     296315104    1176    31,090SH     SOLE                              31,090
Euronet Worldwide               Common Stock     298736109    5907   338,697SH     SOLE                             338,697
Exxon Mobil                     Common Stock    30231G102     5566    76,121SH     SOLE                              76,121
General Electric                Common Stock     369604103     678    37,088SH     SOLE                              37,088
Genworth Financial Inc          Common Stock    37247D106      184    14,000SH     SOLE                              14,000
Google Inc Class A              CL A            38259P508      630     1,060SH     SOLE                               1,060
Hess Corp                       Common Stock    42809H107      230     3,000SH     SOLE                               3,000
I C U Medical                   Common Stock    44930G107     1047    28,675SH     SOLE                              28,675
Intl Business Machines          Common Stock     459200101     429     2,924SH     SOLE                               2,924
Johnson & Johnson               Common Stock     478160104    2022    32,696SH     SOLE                              32,696
Kimberly Clark                  Common Stock     494368103     205     3,252SH     SOLE                               3,252
Kraft Foods Inc                 Common Stock    50075N104      229     7,255SH     SOLE                               7,255
Legg Mason Inc                  Common Stock     524901105    1801    49,650SH     SOLE                              49,650
Merck & Co Inc                  Common Stock    58933Y105      471    13,080SH     SOLE                              13,080
Microsoft                       Common Stock     594918104    1240    44,427SH     SOLE                              44,427
Netflix Inc                     Common Stock    64110L106    24562   139,795SH     SOLE                             139,795
Northern Trust Corporation      Common Stock     665859104     543     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105      532    17,000SH     SOLE                              17,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105      790    30,000SH     SOLE                              30,000
Penn Virginia Corp              Common Stock     707882106     917    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock     717081103     305    17,400SH     SOLE                              17,400
Philip Morris Intl Inc          Common Stock     718172109     383     6,536SH     SOLE                               6,536
T Rowe Price Group              Common Stock    74144T108     2605    40,368SH     SOLE                              40,368
Qualcomm                        Common Stock     747525103   22613   456,919SH     SOLE                             456,919
Rackspace Hosting Inc           Common Stock     750086100     538    17,125SH     SOLE                              17,125
Wells Fargo & Co. New           Common Stock     949746101     279     9,000SH     SOLE                               9,000
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